Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEEDHAM FUNDS INC
Entity Central Index Key	0001002537
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Needham Growth Fund | Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Growth Fund
Class Name	Retail Class
Trading Symbol	NEEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Needham Growth Fund ("the Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last year?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$178	1.70%*

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last year and What Affected its Performance?

Performance

For the 12-month period ended December 31, 2025, the Needham Growth Fund's performance was affected by a volatile market environment and individual stock selection. Equity markets experienced periods of volatility during the year, particularly in the first quarter, related to trade and tariff policy. The market weakness earlier in the year was followed by periods of recovery, particularly in the second half, as the Federal Reserve began reducing interest rates.

The key factor affecting the Fund's performance was stock selection. Several holdings related to data centers, semiconductor manufacturing, and infrastructure contributed positively during the year as demand remained strong in these areas. Top contributors included Vicor Corporation (VICR), Nova, Ltd. (NVMI), and Lam Research (LRCX). Top detractors included Aspen Aerogels, Inc. (ASPN), The Trade Desk, Inc. (TDD), and CarMax, Inc. (KMX).

Investment Themes

The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

Needham Investment Management LLC, the Fund's adviser, believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that execute successfully over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Annual Average Total Return %
(as of December 31, 2025)
	1 Year	5 Year	10 Year
Retail Class	9.06	6.06	11.26
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49
S&P MidCap 400® Growth	7.50	9.12	10.72

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 149,712,125
Holdings Count | shares	65
Advisory Fees Paid, Amount	$ 1,699,146
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$149,712,125
Number of Holdings	65
Portfolio Turnover	6%
Net Advisory Fee	$1,699,146

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of December 31, 2025) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Super Micro Computer, Inc.	5.4%
PDF Solutions, Inc.	5.1%
Thermo Fisher Scientific, Inc.	5.1%
Nova, Ltd.	4.3%
FormFactor, Inc.	3.6%
Vicor Corp.	3.3%
Parsons Corp.	3.3%
nVent Electric PLC	3.2%
Entegris, Inc.	3.1%
Photronics, Inc.	2.9%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

Super Micro Computer, Inc.	5.4%
PDF Solutions, Inc.	5.1%
Thermo Fisher Scientific, Inc.	5.1%
Nova, Ltd.	4.3%
FormFactor, Inc.	3.6%
Vicor Corp.	3.3%
Parsons Corp.	3.3%
nVent Electric PLC	3.2%
Entegris, Inc.	3.1%
Photronics, Inc.	2.9%

Needham Growth Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Growth Fund
Class Name	Institutional Class
Trading Symbol	NEEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Needham Growth Fund ("the Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last year?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.21%*

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last year and What Affected its Performance?

Performance

For the 12-month period ended December 31, 2025, the Needham Growth Fund's performance was affected by a volatile market environment and individual stock selection. Equity markets experienced periods of volatility during the year, particularly in the first quarter, related to trade and tariff policy. The market weakness earlier in the year was followed by periods of recovery, particularly in the second half, as the Federal Reserve began reducing interest rates.

The key factor affecting the Fund's performance was stock selection. Several holdings related to data centers, semiconductor manufacturing, and infrastructure contributed positively during the year as demand remained strong in these areas. Top contributors included Vicor Corporation (VICR), Nova, Ltd. (NVMI), and Lam Research (LRCX). Top detractors included Aspen Aerogels, Inc. (ASPN), The Trade Desk, Inc. (TDD), and CarMax, Inc. (KMX).

Investment Themes

The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

Needham Investment Management LLC, the Fund's adviser, believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that execute successfully over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Annual Average Total Return %
(as of December 31, 2025)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	9.59	6.52	11.85
Russell 3000® Index	17.15	13.15	14.45
Russell Midcap® Growth Index	8.66	6.65	13.08
S&P MidCap 400® Growth	7.50	9.12	9.66

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 149,712,125
Holdings Count | shares	65
Advisory Fees Paid, Amount	$ 1,699,146
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$149,712,125
Number of Holdings	65
Portfolio Turnover	6%
Net Advisory Fee	$1,699,146

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of December 31, 2025) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Super Micro Computer, Inc.	5.4%
PDF Solutions, Inc.	5.1%
Thermo Fisher Scientific, Inc.	5.1%
Nova, Ltd.	4.3%
FormFactor, Inc.	3.6%
Vicor Corp.	3.3%
Parsons Corp.	3.3%
nVent Electric PLC	3.2%
Entegris, Inc.	3.1%
Photronics, Inc.	2.9%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

Super Micro Computer, Inc.	5.4%
PDF Solutions, Inc.	5.1%
Thermo Fisher Scientific, Inc.	5.1%
Nova, Ltd.	4.3%
FormFactor, Inc.	3.6%
Vicor Corp.	3.3%
Parsons Corp.	3.3%
nVent Electric PLC	3.2%
Entegris, Inc.	3.1%
Photronics, Inc.	2.9%

Needham Aggressive Growth Fund | Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Aggressive Growth Fund
Class Name	Retail Class
Trading Symbol	NEAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Needham Aggressive Growth Fund ("the Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last year?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$185	1.63%*

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last year and What Affected its Performance?

Performance

For the 12-month period ended December 31, 2025, the Needham Aggressive Growth Fund significantly outperformed the broad-based Russell 3000 Index and the more narrowly-based Russell 2000 Growth Index. Equity markets experienced periods of volatility during the year, particularly in the first quarter, related to trade and tariff policy. The market weakness earlier in the year was followed by periods of recovery, particularly in the second half, as the Federal Reserve began reducing interest rates.

Despite these challenges, the Fund delivered strong absolute and relative returns.

The key factor affecting the Fund's performance was stock selection. Several holdings benefited from strong demand related to data centers, semiconductor manufacturing, and defense-related technologies. Top contributors included nLIGHT, Inc. (LASR), which benefited from strength in its Aerospace and Defense business; ThredUp, Inc. (TDUP), which saw revenue and margin growth for its resale marketplace for women's clothing; and Vicor Corporation (VICR), which reported strong results driven by data center and AI-related power solutions. Top detractors included Unisys Corp. (UIS) and Aspen Aerogels, Inc. (ASPN).

The Fund experienced meaningful inflows and several of its portfolio holdings were acquired during the year, which contributed to higher-than-normal cash balances at certain points.

Investment Themes

Needham Investment Management LLC (the "Adviser") looks to invest in companies when they are investing in something new that is supported by an established business. The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

The Adviser believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that are successful over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Annual Average Total Return % (as of December 31, 2025)
	1 Year	5 Year	10 Year
Retail Class	26.51	14.69	17.07
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,225,656,704
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 9,305,074
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$1,225,656,704
Number of Holdings	104
Portfolio Turnover	16%
Net Advisory Fee	$9,305,074

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of December 31, 2025) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management - Class Institutional	7.5%
nLight, Inc.	4.9%
Vicor Corp.	4.4%
Arteris, Inc.	3.5%
Vertiv Holdings Co.	3.4%
PDF Solutions, Inc.	3.4%
ThredUp, Inc.	3.2%
Oil-Dri Corp. of America	2.5%
Genius Sports Ltd.	2.4%
Lincoln Educational Services Corp.	2.2%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management - Class Institutional	7.5%
nLight, Inc.	4.9%
Vicor Corp.	4.4%
Arteris, Inc.	3.5%
Vertiv Holdings Co.	3.4%
PDF Solutions, Inc.	3.4%
ThredUp, Inc.	3.2%
Oil-Dri Corp. of America	2.5%
Genius Sports Ltd.	2.4%
Lincoln Educational Services Corp.	2.2%

Needham Aggressive Growth Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Aggressive Growth Fund
Class Name	Institutional Class
Trading Symbol	NEAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Needham Aggressive Growth Fund ("the Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last year?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$134	1.18%*

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last year and What Affected its Performance?

Performance

For the 12-month period ended December 31, 2025, the Needham Aggressive Growth Fund significantly outperformed the broad-based Russell 3000 Index and the more narrowly-based Russell 2000 Growth Index. Equity markets experienced periods of volatility during the year, particularly in the first quarter, related to trade and tariff policy. The market weakness earlier in the year was followed by periods of recovery, particularly in the second half, as the Federal Reserve began reducing interest rates.

Despite these challenges, the Fund delivered strong absolute and relative returns.

The key factor affecting the Fund's performance was stock selection. Several holdings benefited from strong demand related to data centers, semiconductor manufacturing, and defense-related technologies. Top contributors included nLIGHT, Inc. (LASR), which benefited from strength in its Aerospace and Defense business; ThredUp, Inc. (TDUP), which saw revenue and margin growth for its resale marketplace for women's clothing; and Vicor Corporation (VICR), which reported strong results driven by data center and AI-related power solutions. Top detractors included Unisys Corp. (UIS) and Aspen Aerogels, Inc. (ASPN).

The Fund experienced meaningful inflows and several of its portfolio holdings were acquired during the year, which contributed to higher-than-normal cash balances at certain points.

Investment Themes

Needham Investment Management LLC (the "Adviser") looks to invest in companies when they are investing in something new that is supported by an established business. The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

The Adviser believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that are successful over time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Annual Average Total Return %
(as of December 31, 2025)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	27.09	15.33	17.18
Russell 3000® Index	17.15	13.15	14.45
Russell 2000® Growth Index	13.01	3.18	9.38

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,225,656,704
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 9,305,074
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$1,225,656,704
Number of Holdings	104
Portfolio Turnover	16%
Net Advisory Fee	$9,305,074

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of December 31, 2025) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management - Class Institutional	7.5%
nLight, Inc.	4.9%
Vicor Corp.	4.4%
Arteris, Inc.	3.5%
Vertiv Holdings Co.	3.4%
PDF Solutions, Inc.	3.4%
ThredUp, Inc.	3.2%
Oil-Dri Corp. of America	2.5%
Genius Sports Ltd.	2.4%
Lincoln Educational Services Corp.	2.2%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management - Class Institutional	7.5%
nLight, Inc.	4.9%
Vicor Corp.	4.4%
Arteris, Inc.	3.5%
Vertiv Holdings Co.	3.4%
PDF Solutions, Inc.	3.4%
ThredUp, Inc.	3.2%
Oil-Dri Corp. of America	2.5%
Genius Sports Ltd.	2.4%
Lincoln Educational Services Corp.	2.2%

Needham Small Cap Growth Fund | Retail Class
Shareholder Report [Line Items]
Fund Name	Needham Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	NESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Needham Small Cap Growth Fund ("the Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last year?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$187	1.78%*

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last year and What Affected its Performance?

Performance

For the 12-month period ended December 31, 2025, the Needham Small Cap Growth Fund's performance was affected by market conditions and stock selection. Equity markets experienced significant volatility during the year, driven by uncertainty related to trade policy, tariffs, interest rate expectations, and the timing of capital spending decisions by corporations. Markets declined sharply early in the year following tariff announcements, but recovered in subsequent quarters as policy clarity improved, merger and acquisition activity increased, and investor interest in small-capitalization companies strengthened.

The key factor affecting the Fund's performance was stock selection. Several holdings associated with semiconductor manufacturing, communications infrastructure, and data center demand contributed positively during the year. Contributors included TTM Technologies, Inc. (TTMI), nLight (LASR), and Arteris, Inc. (AIP). Detractors included Aspen Aerogels, Inc. (ASPN), Rapid7, Inc. (RPD), and Harmonic (HLIT).

The Fund maintained relatively low cash levels for most of the year, although cash increased following market recoveries and periods of inflows. Management teams across portfolio companies continued to focus on improving cost structures, strengthening balance sheets, and positioning their businesses for future growth.

Investment Themes

The Fund's major investment theme remains the importance of technology-driven infrastructure and industrial innovation. Portfolio companies sell products and services into data centers, communications infrastructure, semiconductor and advanced manufacturing facilities, defense systems, and specialty material markets. Needham Investment Management LLC, the Fund's investment adviser, believes that many of these industries continue to benefit from long-term capital spending trends and ongoing technological innovation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Annual Average Total Return % (as of December 31, 2025)
	1 Year	5 Year	10 Year
Retail Class	10.50	0.36	14.14
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 151,928,409
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 1,478,431
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$151,928,409
Number of Holdings	62
Portfolio Turnover	48%
Net Advisory Fee	$1,478,431

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of December 31, 2025) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

ADTRAN Holdings, Inc.	6.8%
Arteris, Inc.	6.6%
Dreyfus Treasury Securities Cash Management - Class Institutional	4.6%
Vishay Intertechnology, Inc.	4.4%
PDF Solutions, Inc.	4.3%
Rogers Corp.	3.6%
Harmonic, Inc.	3.5%
TTM Technologies, Inc.	3.0%
Badger Meter, Inc.	2.9%
Veeco Instruments, Inc.	2.8%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

ADTRAN Holdings, Inc.	6.8%
Arteris, Inc.	6.6%
Dreyfus Treasury Securities Cash Management - Class Institutional	4.6%
Vishay Intertechnology, Inc.	4.4%
PDF Solutions, Inc.	4.3%
Rogers Corp.	3.6%
Harmonic, Inc.	3.5%
TTM Technologies, Inc.	3.0%
Badger Meter, Inc.	2.9%
Veeco Instruments, Inc.	2.8%

Needham Small Cap Growth Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Needham Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	NESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Needham Small Cap Growth Fund ("the Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.
Additional Information Phone Number	1-800-625-7071
Additional Information Website	www.needhamfunds.com/resources-forms
Expenses [Text Block]
What Were the Fund Costs for the Last year?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$125	1.18%*

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Over the Last year and What Affected its Performance?

Performance

For the 12-month period ended December 31, 2025, the Needham Small Cap Growth Fund's performance was affected by market conditions and stock selection. Equity markets experienced significant volatility during the year, driven by uncertainty related to trade policy, tariffs, interest rate expectations, and the timing of capital spending decisions by corporations. Markets declined sharply early in the year following tariff announcements, but recovered in subsequent quarters as policy clarity improved, merger and acquisition activity increased, and investor interest in small-capitalization companies strengthened.

The key factor affecting the Fund's performance was stock selection. Several holdings associated with semiconductor manufacturing, communications infrastructure, and data center demand contributed positively during the year. Contributors included TTM Technologies, Inc. (TTMI), nLight (LASR), and Arteris, Inc. (AIP). Detractors included Aspen Aerogels, Inc. (ASPN), Rapid7, Inc. (RPD), and Harmonic (HLIT).

The Fund maintained relatively low cash levels for most of the year, although cash increased following market recoveries and periods of inflows. Management teams across portfolio companies continued to focus on improving cost structures, strengthening balance sheets, and positioning their businesses for future growth.

Investment Themes

The Fund's major investment theme remains the importance of technology-driven infrastructure and industrial innovation. Portfolio companies sell products and services into data centers, communications infrastructure, semiconductor and advanced manufacturing facilities, defense systems, and specialty material markets. Needham Investment Management LLC, the Fund's investment adviser, believes that many of these industries continue to benefit from long-term capital spending trends and ongoing technological innovation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Annual Average Total Return %
(as of December 31, 2025)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	11.16	0.92	13.02
Russell 3000® Index	17.15	13.15	14.45
Russell 2000® Growth Index	13.01	3.18	9.38

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 151,928,409
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 1,478,431
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Net Assets	$151,928,409
Number of Holdings	62
Portfolio Turnover	48%
Net Advisory Fee	$1,478,431

Holdings [Text Block]
What Sectors Did the Fund Invest In? (as of December 31, 2025) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

ADTRAN Holdings, Inc.	6.8%
Arteris, Inc.	6.6%
Dreyfus Treasury Securities Cash Management - Class Institutional	4.6%
Vishay Intertechnology, Inc.	4.4%
PDF Solutions, Inc.	4.3%
Rogers Corp.	3.6%
Harmonic, Inc.	3.5%
TTM Technologies, Inc.	3.0%
Badger Meter, Inc.	2.9%
Veeco Instruments, Inc.	2.8%

Largest Holdings [Text Block]
Top Ten Issuers (as a percentage of net assets)

ADTRAN Holdings, Inc.	6.8%
Arteris, Inc.	6.6%
Dreyfus Treasury Securities Cash Management - Class Institutional	4.6%
Vishay Intertechnology, Inc.	4.4%
PDF Solutions, Inc.	4.3%
Rogers Corp.	3.6%
Harmonic, Inc.	3.5%
TTM Technologies, Inc.	3.0%
Badger Meter, Inc.	2.9%
Veeco Instruments, Inc.	2.8%